Leases (Notes)	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases
Leases
The Company has operating leases for corporate offices, warehouse facilities, research and development and other operating facilities, an aircraft, and other operating assets. The Company has finance leases for vehicles, office equipment and other warehouse equipment. The leases have remaining terms of 1 year to 9 years, some of which include options to extend the leases for up to 10 years, and some of which include options to terminate the leases within 1 year.
The components of lease expense were as follows (in thousands):

Three Months Ended March 31,
2019
Operating lease cost	$4,298

Finance lease cost:
Amortization of right-of-use assets	$1,376
Interest on lease liabilities	154
Total finance lease cost	$1,530
Supplemental cash flow information related to leases was as follows (in thousands):

Three Months Ended March 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(4,375)
Operating cash flows from finance leases	(154)
Financing cash flows from finance leases	(2,136)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$584
Finance leases	230

Supplemental balance sheet information related to leases was as follows (in thousands, except lease term and discount rate):

March 31, 2019
Operating Leases
Operating lease right-of-use assets	$72,891

Current operating lease liabilities	$11,749
Operating lease liabilities	71,964
Total operating lease liabilities	$83,713

Finance Leases
Property, plant and equipment, gross	$45,440
Accumulated depreciation	(23,205)
Property, plant and equipment, net	$22,235

Current finance lease liabilities	$7,114
Finance lease liabilities	3,952
Total finance lease liabilities	$11,066

Weighted Average Remaining Lease Term
Operating leases	7 years
Finance leases	1.5 years
Weighted Average Discount Rate
Operating leases	7%
Finance leases	4%

Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2019 (excluding the three months ended March 31, 2019)	$13,163	$5,827
2020	16,345	5,167
2021	15,649	384
2022	14,514	38
2023	14,553	—
Thereafter	32,404	—
Total lease payments	106,628	11,416
Less imputed interest	(22,915)	(350)
Total	$83,713	$11,066

As of March 31, 2019, the Company has an additional facility operating lease that has not yet commenced of $0.6 million. The operating lease will commence in fiscal year 2019 with a lease term of 5 years.

Leases
Leases
The Company has operating leases for corporate offices, warehouse facilities, research and development and other operating facilities, an aircraft, and other operating assets. The Company has finance leases for vehicles, office equipment and other warehouse equipment. The leases have remaining terms of 1 year to 9 years, some of which include options to extend the leases for up to 10 years, and some of which include options to terminate the leases within 1 year.
The components of lease expense were as follows (in thousands):

Three Months Ended March 31,
2019
Operating lease cost	$4,298

Finance lease cost:
Amortization of right-of-use assets	$1,376
Interest on lease liabilities	154
Total finance lease cost	$1,530
Supplemental cash flow information related to leases was as follows (in thousands):

Three Months Ended March 31,
2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(4,375)
Operating cash flows from finance leases	(154)
Financing cash flows from finance leases	(2,136)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$584
Finance leases	230

Supplemental balance sheet information related to leases was as follows (in thousands, except lease term and discount rate):

March 31, 2019
Operating Leases
Operating lease right-of-use assets	$72,891

Current operating lease liabilities	$11,749
Operating lease liabilities	71,964
Total operating lease liabilities	$83,713

Finance Leases
Property, plant and equipment, gross	$45,440
Accumulated depreciation	(23,205)
Property, plant and equipment, net	$22,235

Current finance lease liabilities	$7,114
Finance lease liabilities	3,952
Total finance lease liabilities	$11,066

Weighted Average Remaining Lease Term
Operating leases	7 years
Finance leases	1.5 years
Weighted Average Discount Rate
Operating leases	7%
Finance leases	4%

Maturities of lease liabilities were as follows (in thousands):

	Operating Leases	Finance Leases
Year Ending December 31,
2019 (excluding the three months ended March 31, 2019)	$13,163	$5,827
2020	16,345	5,167
2021	15,649	384
2022	14,514	38
2023	14,553	—
Thereafter	32,404	—
Total lease payments	106,628	11,416
Less imputed interest	(22,915)	(350)
Total	$83,713	$11,066

As of March 31, 2019, the Company has an additional facility operating lease that has not yet commenced of $0.6 million. The operating lease will commence in fiscal year 2019 with a lease term of 5 years.